Pensions - Sensitivities of the present value of defined benefit obligation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pensions
Weighted average duration of defined benefit obligation	22 years	21 years
Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
Active members	14.20%	13.60%
Deferred members	50.90%	49.70%
Pensioners and dependants	34.90%	36.70%
Total proportions to the different classes of scheme	100.00%	100.00%
Discount rate | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of assets	£ (2,585)	£ (2,330)
(Decrease)/ increase in value of liabilities	(2,384)	(1,973)
Increase in net pension assets/ (obligations)	£ (201)	£ (357)
Inflation | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of assets	£ 2,204	£ 1,923
(Decrease)/ increase in value of liabilities	1,603	1,394
Increase in net pension assets/ (obligations)	£ 601	£ 529
Credit spreads | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of assets	£ (6)	£ (5)
(Decrease)/ increase in value of liabilities	(2,384)	(1,973)
Increase in net pension assets/ (obligations)	£ 2,378	1,968
Credit spreads | Actuarial assumption of longevity, decrease by 2 years | Main Scheme
Pensions
Actuarial assumption of longevity decrease	2 years
Increase in net pension assets/ (obligations)	£ 7,800	6,900
Net pension assets/obligations, assuming no change in one of the actuarial assumption	3,900	3,600
Increase(decrease) in net pension assets/obligations, assuming decrease in one of the actuarial assumption	£ (600)	(200)
Credit spreads | Actuarial assumption of longevity, decrease by 1 year | Main Scheme
Pensions
Actuarial assumption of longevity decrease	1 year
Increase in net pension assets/ (obligations)	£ 6,100	5,400
Net pension assets/obligations, assuming no change in one of the actuarial assumption	1,900	1,700
Increase(decrease) in net pension assets/obligations, assuming decrease in one of the actuarial assumption	(2,800)	(2,300)
Credit spreads | Actuarial assumption of longevity, no change | Main Scheme
Pensions
Increase in net pension assets/ (obligations)	4,500	3,900
Increase(decrease) in net pension assets/obligations, assuming decrease in one of the actuarial assumption	£ (5,100)	(4,400)
Credit spreads | Actuarial assumption of longevity, increase by 1 year | Main Scheme
Pensions
Actuarial assumption of longevity increase	1 year
Increase in net pension assets/ (obligations)	£ 2,900	2,300
Net pension assets/obligations, assuming no change in one of the actuarial assumption	(1,900)	(1,700)
Increase(decrease) in net pension assets/obligations, assuming decrease in one of the actuarial assumption	£ (7,400)	(6,500)
Credit spreads | Actuarial assumption of longevity, increase by 1 year | Main Scheme
Pensions
Actuarial assumption of longevity increase	2 years
Increase in net pension assets/ (obligations)	£ 1,300	800
Net pension assets/obligations, assuming no change in one of the actuarial assumption	(3,900)	(3,600)
Increase(decrease) in net pension assets/obligations, assuming decrease in one of the actuarial assumption	£ (9,700)	£ (8,700)
Longevity increase | Main Scheme
Pensions
Actuarial assumption of longevity increase	1 year	1 year
(Decrease)/ increase in value of liabilities	£ 1,930	£ 1,706
Increase in net pension assets/ (obligations)	£ (1,930)	£ (1,706)
Pension increase | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of liabilities	£ 1,608	£ 1,326
Increase in net pension assets/ (obligations)	£ (1,608)	£ (1,326)
Equity values | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	10.00%	10.00%
(Decrease)/ increase in value of assets	£ 454	£ 430
Increase in net pension assets/ (obligations)	£ 454	£ 430